Impairment of Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Oz	Dec. 31, 2010	Dec. 31, 2009
Tangible Asset Impairment Charges [Abstract]
Long-term real gold price estimate [Dollar per Ounce]	1,530	1,113	906
Proven and Probable Ore Reserves [Ounces]	75.6
Impairment of assets	$ 17	$ 91	$ 8
South Africa [Member] | Tau Tona [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	9	0	0
Exploration Abandonment and Impairment Expense	0	47	0
South Africa [Member] | Tau Lekoa [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	0	8	4
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	3	16	0
South Africa [Member] | Kopanang [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	2	0	0
Continental Africa [Member] | Iduapriem [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	0	8	0
Continental Africa [Member] | Geita [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	0	5	0
Continental Africa [Member] | Obuasi [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	2	0	0
Impairment Of Tailings Treatment Plant To Be Disposed Of	0	3	0
Impairment Of Oxide Treatment Plant To Be Disposed Of	0	0	4
Americas [Member] | Serra Grande [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	0	3	0
Americas [Member] | Cripple Creek [Member]
Impairment Assets [Line Items]
Goodwill Real Pre Tax Discount Rate [Percent]	7.40%
Other Areas [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	$ 1	$ 1	$ 0
Australasia [Member] | Sunrise Dam [Member]
Impairment Assets [Line Items]
Goodwill Real Pre Tax Discount Rate [Percent]	8.40%